SEGMENT REPORTING (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Entity-Wide Information:
Revenue	¥ 4,192,568	¥ 4,712,100	¥ 5,136,228
eDiscovery
Entity-Wide Information:
Revenue	3,769,873	4,399,436	4,910,584
Review
Entity-Wide Information:
Revenue	472,074	971,701	2,278,229
Other
Entity-Wide Information:
Revenue	3,297,799	3,427,735	2,632,355
Investigation
Entity-Wide Information:
Revenue	240,843	188,685	144,072
Sales of forensic tools
Entity-Wide Information:
Revenue	62,576	26,584	38,082
Forensic training
Entity-Wide Information:
Revenue	28,934	40,700	30,882
Other
Entity-Wide Information:
Revenue	90,342	56,695	12,608
Japan
Entity-Wide Information:
Revenue	2,217,334	3,214,826	4,245,265
Long-lived assets	425,715	447,506
U.S.
Entity-Wide Information:
Revenue	1,746,588	1,271,635	882,389
Long-lived assets	154,589	181,999
Other
Entity-Wide Information:
Revenue	207,696	193,169	381
Long-lived assets	122,610	159,819
Yazaki Corporation | Japan
Entity-Wide Information:
Revenue			950,893
Yazaki Corporation | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			18.50%
Panasonic Corporation | Japan
Entity-Wide Information:
Revenue			628,112
Panasonic Corporation | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			12.20%
Sanyo Electric Co., Ltd | Japan
Entity-Wide Information:
Revenue			595,998
Sanyo Electric Co., Ltd | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			11.60%
Samsung Electronics Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue	1,639,791	1,192,577	588,792
Concentration risk percentage	39.10%
Samsung Electronics Co., Ltd. | U.S. and Other | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		25.30%	11.50%
TMI Associates | Japan
Entity-Wide Information:
Revenue	¥ 622,355	¥ 614,160
Concentration risk percentage	14.80%
TMI Associates | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		13.00%